Cash and Cash Equivalents (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and Cash Equivalents [Abstract]
Cash		$ 13,382	$ 16,147
Cash equivalents	[1]	3,087	10,661
Cash and cash equivalents		$ 16,469	$ 26,808	$ 17,021	$ 11,917
Weighted average interest rate of cash on deposit		1.04%	2.79%

[1]	Comprised mainly of deposits in banks as at December 31, 2018 and 2019 carrying a weighted average interest rate of 2.79% and 1.04%, respectively.